EARNINGS PER COMMON SHARE - Narrative (Details) - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [abstract]
Earnings (loss) attributable to common shareholders	$ 2,842	$ 1,098
Weighted average number of common shares (in shares)	553	550
Profit (loss), attributable to ordinary equity holders of parent entity including dilutive effects	$ 2,842	$ 1,098
Adjusted weighted average number of ordinary shares outstanding (in shares)	554	551